Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segments
18. Segments
The Company manages its business through two operating segments: Compression Operations and Other Servi ce
s. Compression Operations consists of operating Company-owned and customer-owned compression infrastructure for its customers, pursuant to fixed-revenue contracts to enable the production, gathering and transportation of natural gas and oil. Other Services consists of a full range of contract services to support the needs of customers, including station construction, maintenance and overhaul, and other ancillary time and material based offerings.
The Company evaluates performance and allocates resources based on the gross margin of each segment, which includes revenues directly attributable to the specific segment and all costs of service directly attributable to the specific segment, which includes cost of operations and depreciation and amortization. Depreciation and amortization for the Compression Operations segment was $46.1 million and $136.4 million for the three and nine months ended September 30, 2023 respectively. Depreciation and amortization for the Compression Operations segment was $44.1 million and $129.9 million for the three and nine months ended September 30, 2022 respectively. Revenue includes only sales to external customers. The following table represents financial metrics by segment (
in thousands
):

	Compression Operations	Other Services	Total
Three Months Ended September 30, 2023
Revenue	$186,673	$44,310	$230,983
Gross margin	75,116	5,490	80,606
Total assets	3,213,764	30,476	3,244,240
Capital expenditures	51,539	—	51,539
Three Months Ended September 30, 2022
Revenue	$163,662	$18,983	$182,645
Gross margin	63,679	4,946	68,625
Total assets	3,133,249	3,715	3,136,964
Capital expenditures	53,755	—	53,755
Nine Months Ended September 30, 2023
Revenue	$545,989	$78,412	$624,401
Gross margin	216,318	12,505	228,823
Total assets	3,213,764	30,476	3,244,240
Capital expenditures	145,573	—	145,573
Nine Months Ended September 30, 2022
Revenue	$483,965	$44,172	$528,137
Gross margin	186,907	9,534	196,441
Total assets	3,133,249	3,715	3,136,964
Capital expenditures	199,707	—	199,707

The following table reconciles total gross margin to income before income taxes (
in thousands
):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Total gross margin	$80,606	$68,625	$228,823	$196,441
Selling, general and administrative expenses	(19,648)	(11,190)	(46,171)	(32,760)
Gain on sale of capital assets	—	818	721	825
Interest expense, net	(39,710)	(49,859)	(182,030)	(104,616)
Loss on extinguishment of debt	(6,757)	—	(6,757)	—
Gain on derivatives	15,141	51,862	42,080	76,972
Other (expense) income	38	(19)	39	(10)

Income before income taxes	$29,670	$60,237	$36,705	$136,852

16. Segments
The Company manages its business through two operating segments: Compression Operations and Other Services. Compression Operations consists of operating Company and customer-owned compression infrastructure for its customers, pursuant to fixed-revenue contracts to enable the production, gathering and transportation of natural gas and oil. Other Services consists of a full range of contract services to support the needs of customers, including station construction, maintenance and overhaul, and other ancillary time and material based offerings.
The chief operating decision maker evaluates performance and allocates resources based on the gross margin of each segment, which includes revenues directly attributable to the specific segment and all costs of service directly attributable to the specific segment, which includes cost of operations and depreciation and amortization. Depreciation and amortization for the Compression Operations segment was $174,463 and $160,045 for the years ended December 31, 2022 and 2021, respectively. Revenue includes only sales to external customers. The following table represents financial metrics by segment (
in thousands
):

	Compression Operations	Other Services	Total
2022
Revenue	$654,957	$52,956	$707,913
Gross Margin	254,779	11,320	266,099
Total assets	3,184,286	21,254	3,205,540
Capital expenditures	259,349	—	259,349

2021
Revenue	$583,070	$23,305	$606,375
Gross Margin	230,212	5,941	236,153
Total assets	3,004,608	6,991	3,011,599
Capital expenditures	201,934	—	201,934
The following table reconciles total gross margin to income before income taxes (
in thousands
):

	Years Ended December 31
	2022	2021
Total Gross Margin	$266,099	$236,153
Selling, general and administrative expenses	(44,882)	(37,665)
Long lived asset impairment	—	(9,107)
Gain / (loss) on sale of fixed assets	874	(426)
Interest expense, net	(165,867)	(84,640)
Gain on derivatives	83,116	18,174
Other income (expense)	17	(99)

Income before income taxes	$139,357	$122,390